Marketable Securities	12 Months Ended
Dec. 31, 2017
Marketable Securities
Marketable Securities

NOTE 10.  Marketable Securities

The Company invests in asset-backed securities, certificates of deposit/time deposits, commercial paper, and other securities. The following is a summary of amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current).

	December 31,	December 31,
(Millions)	2017	2016
Corporate debt securities	$14	$10
Commercial paper	899	14
Certificates of deposit/time deposits	76	197
U.S. municipal securities	3	3
Asset-backed securities:
Automobile loan related	16	31
Credit card related	68	18
Other	—	7
Asset-backed securities total	84	56

Current marketable securities	$1,076	$280

U.S. municipal securities	$27	$17

Non-current marketable securities	$27	$17

Total marketable securities	$1,103	$297

At December 31, 2017 and 2016, gross unrealized, gross realized, and net realized gains and/or losses (pre-tax) were not material.

The balance at December 31, 2017, for marketable securities by contractual maturity are shown below. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(Millions)	December 31, 2017

Due in one year or less	$1,071
Due after one year through five years	18
Due after five years through ten years	14
Total marketable securities	$1,103

3M has a diversified marketable securities portfolio. Within this portfolio, asset-backed securities primarily include interests in automobile loans, credit cards and other asset-backed securities. 3M’s investment policy allows investments in asset-backed securities with minimum credit ratings of Aa3 by Moody’s Investors Service or AA- by Standard & Poor’s or Fitch Ratings or DBRS. Asset-backed securities must be rated by at least two of the aforementioned rating agencies, one of which must be Moody’s Investors Service or Standard & Poor’s. At December 31, 2017, all asset-backed security investments were in compliance with this policy. Approximately 90 percent of all asset-backed security investments were rated AAA or A-1+ by Standard & Poor’s and/or Aaa or P-1 by Moody’s Investors Service and/or AAA or F1+ by Fitch Ratings. Interest rate risk and credit risk related to the underlying collateral may impact the value of investments in asset-backed securities, while factors such as general conditions in the overall credit market and the nature of the underlying collateral may affect the liquidity of investments in asset-backed securities. 3M does not currently expect risk related to its holding in asset-backed securities to materially impact its financial condition or liquidity.